Note 9 - Leases (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Backbone Line [Member]
Operating Leases, Rent Expense	¥ 3,638,063	¥ 3,743,576	¥ 3,763,803
Local Access Lines [Member]
Operating Leases, Rent Expense	23,035,615	21,967,587	22,602,364
Other Lease and Rental [Member]
Operating Leases, Rent Expense	6,880,307	6,988,368	6,513,184
Due March 2020 [Member]
Minimum Lease Payments, Sale Leaseback Transactions		819,680
Due April 2022 [Member]
Minimum Lease Payments, Sale Leaseback Transactions	2,755,182
Operating Leases, Income Statement, Sublease Revenue	41,002	29,521	¥ 24,082
Proceeds from Sale of Machinery and Equipment	2,807,592	799,232
Capital Leased Assets, Noncurrent, Fair Value Disclosure	28,328,721	24,271,434
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Property, Plant, and Equipment Other, Accumulated Depreciation	18,728,508	16,614,912
Capital Leases, Net Investment in Sales Type Leases, Executory Costs	¥ 646,079	¥ 345,698